Interest-bearing loans and borrowings - long term - Summary of Interest - Bearing Loans And Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Non convertible debentures (secured)	₨ 50,146	$ 587	₨ 59,217
Compulsorily convertible debentures (unsecured)	20,245	237	18,536
Optionally convertible debentures (unsecured)	2,537	30	2,358
Term loan from bank (secured)	146,265	1,712	145,470
Term loan from financial institutions (secured)	211,403	2,475	203,284
Senior secured notes	151,711	1,776	136,996
Interest-bearing loans and borrowings - total	582,307	6,816	565,861
Interest-bearing loans and borrowings - net	582,307	6,816	565,861
Current portion of Long term interest bearing loans and borrowings, Non convertible debentures (secured)	22,828	267	4,093
Current portion of Long term interest bearing loans and borrowings, Term loan from bank (secured)	17,552	205	10,946
Current portion of Long term interest bearing loans and borrowings, Term loan from financial institutions (secured)	20,004	234	14,764
Current portion of Long term interest bearing loans and borrowings, Interest-bearing loans and borrowings - total	60,384	707	29,803
Amount disclosed under the head 'Interest-bearing loans and borrowings - short term'	₨ (60,384)	$ (707)	₨ (29,803)
Optionally Convertible Debentures Unsecured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	8.00%	8.00%
Bottom of range [member] | Non Convertible Debentures Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	6.03%	6.03%
Maturity	April 2025
Bottom of range [member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	8.00%	8.00%
Maturity	March 2027
Bottom of range [member] | Optionally Convertible Debentures Unsecured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Maturity	May 2053
Bottom of range [member] | Term Loan From Banks Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	8.21%	8.21%
Maturity	June 2025
Bottom of range [member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	6.66%	6.66%
Maturity	June 2025
Bottom of range [member] | Senior Secured Notes
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	4.71%	4.71%
Maturity	July 2026
Top of range [member] | Non Convertible Debentures Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	11.50%	11.50%
Maturity	June 2054
Top of range [member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	13.00%	13.00%
Maturity	June 2061
Top of range [member] | Optionally Convertible Debentures Unsecured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Maturity	Jul 2053
Top of range [member] | Term Loan From Banks Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	9.70%	9.70%
Maturity	March 2051
Top of range [member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	11.00%	11.00%
Maturity	June 2045
Top of range [member] | Senior Secured Notes
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	7.95%	7.95%
Maturity	July 2028